Legal proceedings and contingencies (Details) - cases	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2023
Disclosure of legal proceedings and other contingencies [Line Items]
Decommissioning term		50 years
NAM
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture		50.00%
NAM | ExxonMobil
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture		50.00%
Pesticide
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending		24
Number of claims filed		4
NAM (Groningen gas field)
Disclosure of legal proceedings and other contingencies [Line Items]
Number of claims received (more than)		80,000
Nigerian
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending	2
Kazakhstan
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending		2
USA | Climate change
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending		24
Number of claims filed		3
Number of petitions pending		1
The Netherlands | Climate change
Disclosure of legal proceedings and other contingencies [Line Items]
Percentage reduction of emissions by 2030		45.00%